Share Capital - Summary of Restricted Stock Unit Activity (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Stock Option Activity [Line Items]
Beginning Balance	559,746	467,120
Granted	274,900	342,750
Settled	(235,879)	(168,512)
Forfeited	(75,581)	(81,612)
Ending Balance	523,186	559,746